Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices, Convenience Translation (Details)		Dec. 31, 2025 $ / $ $ / $	Dec. 31, 2024 $ / $
Foreign Exchange Rates [Abstract]
Closing exchange rate		17.9667
U.S.A. [Member]
Foreign Exchange Rates [Abstract]
Closing exchange rate	[1]	17.9667	20.2683

[1]	Currency also used in Ecuador, El Salvador and Puerto Rico.